Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
March 31, 2026
VIPOVRS-NPRT1-0526
1.799852.122
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Rio Tinto PLC	413,000	38,315,545
BELGIUM - 1.3%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	226,171	27,681,521
CANADA - 0.7%
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	13,095	1
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	69,300	17,159,359
TOTAL CANADA		17,159,360
DENMARK - 1.8%
Industrials - 1.8%
Air Freight & Logistics - 1.8%
DSV A/S	158,400	38,254,909
FRANCE - 8.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	333,000	6,827,518
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	1,593	3,017,702
LVMH Moet Hennessy Louis Vuitton SE	13,500	7,379,770
TOTAL CONSUMER DISCRETIONARY		10,397,472
Consumer Staples - 1.2%
Food Products - 1.2%
Danone SA	332,400	26,561,132
Industrials - 3.7%
Aerospace & Defense - 2.5%
Safran SA	163,400	53,469,271
Electrical Equipment - 1.2%
Legrand SA	167,400	26,006,364
TOTAL INDUSTRIALS		79,475,635
Materials - 2.3%
Chemicals - 2.3%
Air Liquide SA	234,412	48,452,610
TOTAL FRANCE		171,714,367
GERMANY - 8.4%
Financials - 3.6%
Insurance - 3.6%
Allianz SE	112,786	47,631,629
Hannover Rueck SE	92,025	28,932,749
TOTAL FINANCIALS		76,564,378
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	285,400	14,811,051
Industrials - 2.9%
Aerospace & Defense - 1.2%
Rheinmetall AG	15,411	25,995,063
Electrical Equipment - 1.7%
Siemens Energy AG	206,000	35,524,612
TOTAL INDUSTRIALS		61,519,675
Information Technology - 0.0%
Software - 0.0%
SAP SE	15,500	2,642,481
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	119,100	25,134,446
TOTAL GERMANY		180,672,031
HONG KONG - 1.1%
Financials - 1.1%
Insurance - 1.1%
AIA Group Ltd	2,101,377	23,349,089
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	272,900	23,335,650
ITALY - 4.2%
Financials - 3.4%
Banks - 3.4%
FinecoBank Banca Fineco SpA	886,399	19,721,250
Intesa Sanpaolo SpA	5,031,600	30,430,538
UniCredit SpA	326,819	23,447,239
TOTAL FINANCIALS		73,599,027
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	224,419	12,849,908
Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	90,300	3,447,726
TOTAL ITALY		89,896,661
JAPAN - 19.1%
Communication Services - 0.8%
Entertainment - 0.8%
Capcom Co Ltd	144,888	3,061,762
Nintendo Co Ltd	241,900	13,809,017
TOTAL COMMUNICATION SERVICES		16,870,779
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.4%
Food & Life Cos Ltd	141,800	8,459,475
Household Durables - 0.8%
Panasonic Holdings Corp	1,034,104	17,343,331
TOTAL CONSUMER DISCRETIONARY		25,802,806
Consumer Staples - 1.7%
Food Products - 1.7%
Ajinomoto Co Inc	1,318,000	37,261,491
Financials - 4.6%
Banks - 3.1%
Mitsubishi UFJ Financial Group Inc	2,332,000	39,489,937
Mizuho Financial Group Inc	657,300	26,609,978
		66,099,915
Insurance - 1.5%
Tokio Marine Holdings Inc	690,736	32,423,820
TOTAL FINANCIALS		98,523,735
Health Care - 3.0%
Health Care Equipment & Supplies - 2.1%
Hoya Corp	265,311	45,994,430
Pharmaceuticals - 0.9%
Takeda Pharmaceutical Co Ltd	499,200	18,384,485
TOTAL HEALTH CARE		64,378,915
Industrials - 5.6%
Industrial Conglomerates - 2.1%
Hitachi Ltd	1,568,700	46,018,584
Machinery - 3.2%
Daifuku Co Ltd	39,400	1,391,178
Ebara Corp	557,500	15,781,785
Kawasaki Heavy Industries Ltd	733,700	13,798,802
Mitsubishi Heavy Industries Ltd	1,287,000	35,362,462
		66,334,227
Professional Services - 0.1%
BayCurrent Inc	75,200	2,176,764
Trading Companies & Distributors - 0.2%
Sumitomo Corp	122,400	4,580,094
TOTAL INDUSTRIALS		119,109,669
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp	127,400	17,582,050
Disco Corp	30,000	12,227,499
Renesas Electronics Corp	807,300	11,542,155
		41,351,704
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	305,700	5,825,312
TOTAL INFORMATION TECHNOLOGY		47,177,016
TOTAL JAPAN		409,124,411
NETHERLANDS - 5.7%
Consumer Staples - 0.2%
Food Products - 0.2%
Magnum Ice Cream Co NV/The	345,600	5,080,539
Information Technology - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
ASM International NV	40,993	31,070,759
ASML Holding NV	64,453	85,706,806
TOTAL INFORMATION TECHNOLOGY		116,777,565
TOTAL NETHERLANDS		121,858,104
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (a)	29,100	2,409,771
SPAIN - 7.7%
Financials - 5.3%
Banks - 5.3%
Banco Santander SA	5,539,047	62,096,699
CaixaBank SA	4,229,900	50,706,597
TOTAL FINANCIALS		112,803,296
Utilities - 2.4%
Electric Utilities - 2.4%
Iberdrola SA	2,297,532	52,600,080
TOTAL SPAIN		165,403,376
SWEDEN - 2.7%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	541,224	8,071,760
Industrials - 2.3%
Building Products - 1.4%
Assa Abloy AB B Shares	829,000	29,966,602
Machinery - 0.9%
Indutrade AB	846,265	19,403,895
TOTAL INDUSTRIALS		49,370,497
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	27,308	197,590
TOTAL SWEDEN		57,639,847
SWITZERLAND - 2.2%
Financials - 1.8%
Insurance - 1.8%
Zurich Insurance Group AG	52,891	37,384,339
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG	49,160	9,661,602
TOTAL SWITZERLAND		47,045,941
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	840,600	48,685,753
UNITED KINGDOM - 14.8%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
Compass Group PLC	980,739	27,363,529
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	665,700	38,649,762
Financials - 2.4%
Banks - 2.2%
NatWest Group PLC	6,290,900	46,602,657
Capital Markets - 0.2%
3i Group PLC	183,700	5,986,967
TOTAL FINANCIALS		52,589,624
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC	193,900	37,915,205
Industrials - 5.0%
Aerospace & Defense - 4.0%
BAE Systems PLC	1,049,300	30,763,909
Rolls-Royce Holdings PLC	3,653,500	55,505,524
		86,269,433
Trading Companies & Distributors - 1.0%
Diploma PLC	277,058	22,120,861
TOTAL INDUSTRIALS		108,390,294
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	577,400	29,465,165
Utilities - 1.1%
Electric Utilities - 1.1%
SSE PLC	669,200	23,133,310
TOTAL UNITED KINGDOM		317,506,889
UNITED STATES - 14.8%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
InterContinental Hotels Group PLC	234,800	30,964,218
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Shell PLC	886,100	41,039,759
Health Care - 4.7%
Health Care Equipment & Supplies - 0.8%
Alcon AG	215,140	16,262,482
Pharmaceuticals - 3.9%
GSK PLC	1,099,000	30,272,481
Roche Holding AG	135,789	54,192,146
		84,464,627
TOTAL HEALTH CARE		100,727,109
Industrials - 4.1%
Commercial Services & Supplies - 1.3%
Waste Connections Inc	171,100	27,799,599
Electrical Equipment - 2.8%
Schneider Electric SE	218,700	59,569,857
TOTAL INDUSTRIALS		87,369,456
Materials - 2.7%
Construction Materials - 2.7%
CRH PLC	298,100	31,336,272
Holcim AG	311,962	25,787,389
TOTAL MATERIALS		57,123,661
TOTAL UNITED STATES		317,224,203
TOTAL COMMON STOCKS (Cost $1,578,685,171)		2,097,277,428

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $40,582,761)	3.69	40,574,646	40,582,761

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,619,267,932)	2,137,860,189
NET OTHER ASSETS (LIABILITIES) - 0.4%	9,476,239
NET ASSETS - 100.0%	2,147,336,428

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $197,590 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,805,778

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,386,488	235,620,155	216,423,882	444,544	(557)	557	40,582,761	40,574,646	0.1%
Fidelity Securities Lending Cash Central Fund	-	7,348,633	7,348,633	845	-	-	-	-	0.0%
Total	21,386,488	242,968,788	223,772,515	445,389	(557)	557	40,582,761

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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